STOCK COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCK COMPENSATION
NOTE 3 – STOCK COMPENSATION

The Company’s 2004 Stock Plan (the “ 2004 Plan”), which is shareholder approved, permits the grant of share options and shares to its employees for up to 1,500,000 shares of Common Stock as stock compensation. All stock options under the 2004 Stock Plan are granted at the fair market value of the Common Stock at the grant date. Employee stock options vest ratably over a three-year period and generally expire 5 years from the grant date.

The Company’s 2009 Incentive Stock Plan, (the “2009 Plan”), which is Board of Director approved, permits the grant of share options and shares to directors, executives and selected employees and consultants for up to 25,000,000 shares of Common Stock as stock compensation. During the six months ended June 30, 2011, 2,195,752 shares of common stock have been issued to employees and consultants for services.

Accounting for Employee Awards:
The Company adheres to the provisions of Share Based Compensation as defined in the FASB codification, topic ASC 718. The codification focuses primarily on accounting for transactions in which an entity obtains employee services through share-based payment transactions. This guidance requires an entity to measure the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award at the date of grant. The cost is recognized over the period during which an employee is required to provide services in exchange for the award.

As a result of the adoption of the provision of Share Based Compensation, the Company's results for the six months ended June 30, 2011 and 2010 include share-based compensation expense for employees and board of directors totaled approximately $467,000 and $607,000, respectively, which have been included in the general and administrative expenses line item in the accompanying consolidated statement of operations. No income tax benefit has been recognized in the income statement for share-based compensation arrangements as the Company has provided a 100% valuation allowance on its’ net deferred tax asset. Stock option compensation expense is the estimated fair value of options granted amortized on a straight-line basis over the requisite service period for the entire portion of the award. The Company has not adjusted the expense by estimated forfeitures, as required for employee options, since the forfeiture rate based upon historical data was determined to be immaterial.

During the six months ended June 30, 2011 the Company granted 1,100,000 fully vested options to employees with an exercise price ranging from $0.01 to $0.10 and a five year term.

The fair value of options at the date of grant is estimated using the Black-Scholes option pricing model. During the six months ended June 30, 2011 and 2010 the assumptions made in calculating the fair values of options are as follows:

	For the Six Months Ended
	June 30,
	2011	2010
Expected term (in years)	5	5
Expected volatility	106.2%-106.38%	100.31%-104.89%
Expected dividend yield	0	0
Risk-free interest rate	3.42%-3.64%	2.97%-4.01%

Accounting for Non-employee Awards:
The Company records its stock-based compensation expense in accordance with ASC 718-10, formerly SFAS 123R, “Share Based Payment” to its non-employee consultants for stock granted.

Stock compensation expense related to non-employee options was approximately $0 and $164,000 for the six months ended June 30, 2011 and 2010, respectively.  These amounts are included in the Consolidated Statements of Operations within the general and administrative expenses line item.

There were no options granted to non-employees during the six months ended June 30, 2011.

The following table represents our stock options granted, exercised, and forfeited during the six months ended June 30, 2011.

			Weighted	Weighted
			Average	Average
			Exercise	Remaining	Aggregate
		Number	Price	Contractual	Intrinsic
Stock Options		of Shares	per Share	Term	Value
Outstanding at January 1, 2010		32,473,422	$0.20	2.3029	$0
Granted		1,100,000	$0.09	4.5648	0
Exercised		(746,119)	$0.03
Forfeited/expired		(1,392,403)	$0.05
Outstanding at June 30, 2011		31,434,900	$0.11	3.0513	$0

Exercisable at June 30, 2011		31,434,900	$0.11	3.0513	$0
Weighted average fair value of options granted during the year	$0.10

As of June 30, 2011, there was approximately $74,000 of unrecognized compensation cost, related to nonvested stock options, which is expected to be recognized over a weighted average period of approximately less than 1 year.

NOTE 3 - STOCK COMPENSATION

The Company’s 2004 Stock Plan (the “ 2004 Plan”), which is shareholder approved, permits the grant of share options and shares to its employees for up to 1,500,000 shares of Common Stock as stock compensation.  All stock options under the 2004 Stock Plan are granted at the fair market value of the Common Stock at the grant date. Employee stock options vest ratably over a three-year period and generally expire 5 years from the grant date.

The Company’s 2009 Incentive Stock Plan, (the “2009 Plan”), which is Board of Director approved, permits the grant of share options and shares to  directors, executives and selected employees and consultants for up to 25,000,000 shares of Common Stock as stock compensation.   The Company filed the 2009 Incentive Stock Plan with the Securities and Exchange Commission on October 19, 2010.  During the fiscal year ended December 31, 2010, 83,332 shares of common stock have been issued to a consultant for services.

Accounting for Employee Awards:

The Company adheres to the provisions of Share Based Compensation as defined in the FASB codification, topic ASC 718. The codification focuses primarily on accounting for transactions in which an entity obtains employee services through share-based payment transactions.  This guidance requires an entity to measure the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award at the date of grant.  The cost is recognized over the period during which an employee is required to provide services in exchange for the award.

As a result of the adoption of the provision of Share Based Compensation, the Company's results for the years ended December 31, 2010and 2009 include share-based compensation expense for employees and board of directors totaled approximately $1,500,000 and $580,000, respectively, which have been included in the general and administrative expenses line item in the accompanying consolidated statement of operations.  No income tax benefit has been recognized in the income statement for share-based compensation arrangements as the Company has provided a 100% valuation allowance on its’ net deferred tax asset. Stock option compensation expense is the estimated fair value of options granted amortized on a straight-line basis over the requisite service period for the entire portion of the award. The Company has not adjusted the expense by estimated forfeitures, as required for employee options, since the forfeiture rate based upon historical data was determined to be immaterial.

During the years ended December 31, 2010 and 2009, the Company granted 9,520,056 and 7,910,844 (respectively) of options to employees, consultants and board of directors.  The options are exercisable at a range of $0.01 to $0.18 and have a five year term.  As of December 31, 2010, 19,017,501 employee options have vested and the remaining 875,000 vest over the next year.

The fair value of options at the date of grant is estimated using the Black-Scholes option pricing model. During the years ended December 31, 2010 and 2009, the assumptions made in calculating the fair values of options are as follows:

	For the Years Ended December 31,
	2010	2009
Expected term (in years)	5	5
Expected volatilty	100.25-105.63%	99.09%-100.00%
Expected dividend yield	0%	0%
Risk-free interest rate	2.45%-3.68%	2.51-3.85%

Accounting for Non-employee Awards:

The Company records its stock-based compensation expense in accordance with ASC 718-10, formerly SFAS 123R, “Share Based Payment” to its non-employee consultants for stock granted.

Stock compensation expense related to non-employee options was approximately $215,000 and $94,000 for the years ended December 31, 2010 and 2009, respectively.  These amounts are included in the Consolidated Statements of Operations within the general and administrative expenses line item.

During the years ended December 31, 2010 and 2009, the Company granted 2,598,214 and 5,400,000, respectively, of the options to non-employees.  The options are exercisable at a range of $0.08 to $0.30 and have a five year term.  As of December 31, 2010, 9,347,588 non-employee options have vested and the remaining 3,233,333 options vest over a two year period.

The following table represents our stock options granted, exercised, and forfeited during the year ended December 31, 2010.

		Weighted	Weighted
		Average	Average
		Exercise	Remaining	Aggregate
	Number	Price	Contractual	Intrinsic
Stock Options	of Shares	per Share	Term	Value
Outstanding at December 31, 2008	13,438,158	$0.24	2.4235	$0
Granted	13,310,844	0.12
Exercised	-	-
Forfeited/expired	(1,680,000)	0.30
Outstanding at December 31, 2009	25,069,001	$0.18	3.3829	$0
Granted	12,118,270	0.05
Exercised	(1,061,000)	0.09
Forfeited/expired	(3,652,849)	0.33
Outstanding at December 31, 2010	32,473,422	$0.20	2.3029	$0
Exercisable at December 31, 2010	28,365,089	$0.11	2.9366	$0
Weighted average fair value of options
Granted during the year	$0.11

As of December 31, 2010, there was approximately $208,000 of unrecognized compensation cost, net of estimated forfeitures, related to nonvested stock options, which is expected to be recognized over a weighted average period of approximately 1 year.